CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Convertible promissory notes movement

The following table summarizes the convertible promissory notes movement of fiscal 2014 and 2013:

Balance at June 30, 2012	$347,610
Convertible notes issued	58,000
Convertible notes converted	(64,883)
Total	340,727
Less: debt discount	(61,232)
Balance at June 30, 2013	279,495
Less: current portion	(54,330)
Long-term portion	225,165

Balance at June 30, 2013	340,727
Convertible notes issued	-
Convertible notes converted	(314,819)
Total	25,908
Less: debt discount	-
Balance at June 30, 2014	25,908